Stockholders' Equity (Options Information by Exercise Price Range) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options, number of shares	415,058	325,331
Outstanding options, weighted average remaining term, years	5 years 7 months 17 days	5 years 3 months 22 days
Outstanding options, weighted average exercise price	$ 8.62	$ 8.65
Exercisable options, number of shares	316,837	312,145
Exercisable options, weighted average exercise price	$ 8.68	$ 8.66
Intrinsic value of outstanding options	$ 990,504	$ 185,487
Intrinsic value of exercisable options	$ 738,102	$ 182,355
$4.94 - $7.64 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options, number of shares	93,231
Outstanding options, weighted average remaining term, years	5 years 11 months 23 days
Outstanding options, weighted average exercise price	$ 6.37
Exercisable options, number of shares	93,231
Exercisable options, weighted average exercise price	$ 6.36
Exercise price lower limit	$ 4.94
Exercise price upper limit	$ 7.64
$4.18 - $5.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options, number of shares		9,900
Outstanding options, weighted average remaining term, years		1 year
Outstanding options, weighted average exercise price		$ 4.94
Exercisable options, number of shares		9,900
Exercisable options, weighted average exercise price		$ 4.94
$5.01 - $7.64 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options, number of shares		85,231
Outstanding options, weighted average remaining term, years		7 years 4 months 2 days
Outstanding options, weighted average exercise price		$ 6.52
Exercisable options, number of shares		85,231
Exercisable options, weighted average exercise price		$ 6.52
$7.65 - $8.65 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options, number of shares	137,207	60,580
Outstanding options, weighted average remaining term, years	8 years 15 days	7 years 2 months 27 days
Outstanding options, weighted average exercise price	$ 7.90	$ 7.78
Exercisable options, number of shares	53,986	49,394
Exercisable options, weighted average exercise price	$ 7.77	$ 7.77
Exercise price lower limit	$ 7.65
Exercise price upper limit	$ 8.65
$8.66 - $10.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options, number of shares	46,620	46,620
Outstanding options, weighted average remaining term, years	1 year 10 months 21 days	2 years 7 months 21 days
Outstanding options, weighted average exercise price	$ 9.74	$ 9.74
Exercisable options, number of shares	46,620	46,620
Exercisable options, weighted average exercise price	$ 9.74	$ 9.74
Exercise price lower limit	$ 8.66
Exercise price upper limit	$ 10.00
$10.01 - $11.31 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options, number of shares	138,000	123,000
Outstanding options, weighted average remaining term, years	4 years 3 months	4 years 3 months 22 days
Outstanding options, weighted average exercise price	$ 10.49	$ 10.43
Exercisable options, number of shares	123,000	121,000
Exercisable options, weighted average exercise price	$ 10.43	$ 10.42
Exercise price lower limit	$ 10.01
Exercise price upper limit	$ 11.31